Related Parties (Schedule of Balance Sheet) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Current assets	₪ 2,299	₪ 2,759
Current liabilities	1,929	1,826
Related parties [Member]
Disclosure of transactions between related parties [line items]
Current assets		5
Current liabilities	₪ 1	₪ 2